DESCRIPTION OF BUSINESS AND GENERAL (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 16, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Feb. 15, 2022 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum Threshold Amount Of Revenue For Imposing Pillar Two Model Rules | €				€ 750
net of associated fees		$ (313,501)	$ 0		$ 0
TPSCo [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of interests acquired		51.00%
PSCS [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of interests acquired		49.00%
Intel Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares price per share | $ / shares						$ 53
Termination fees received	$ 353